NORTHERN LIGHTS FUND TRUST

May 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	The FX Strategy Fund
Beech Hill Total Return Fund
BTS Tactical Fixed Income Fund
Altegris Multi-Strategy Alternative Fund
Altegris/AACA Real Estate Long Short Fund
Altegris Fixed Income Long Short Fund

Post Effective Amendment Nos. 702, 703, 704, 705, 706, and 707 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of The FX Strategy Fund, Beech Hill Total Return Fund

BTS Tactical Fixed Income Fund, Altegris Multi-Strategy Alternative Fund, Altegris/AACA Real Estate Long Short Fund, and Altegris Fixed Income Long Short Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectuses and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
The FX Strategy Fund	702	0001580642-15-001838	April 27, 2015
Beech Hill Total Return Fund	703	0001580642-15-001868	April 28, 2015
BTS Tactical Fixed Income Fund	704	0001580642-15-001904	April 29, 2015
Altegris Multi-Strategy Alternative Fund	705	0001580642-15-001930	April 30, 2015
Altegris/AACA Real Estate	706	0001580642-15-	April 30, 2015

Long Short Fund		001931
Altegris Fixed Income Long Short Fund	707	0001580642-15-001933	April 30, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Assistant Secretary